MGHIF Financing - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 28, 2017	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Common Stock and Note Purchase Agreement [Line Items]
Proceeds from issuance of common stock, net of issuance costs			$ 3,808,836	$ 4,405,973
Fair value adjustment of warrants			(144,064)	0
MGHIF Financing Agreement [Member]
Common Stock and Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues		45,454
Shares issued, price per share		$ 110.00
Proceeds from issuance of common stock, net of issuance costs		$ 5,000,000
Debt instrument, interest rate, stated percentage		8.00%
Debt instrument, face amount		$ 1,000,000
Fees related to common stock and debt transaction		50,000
Deferred debt issuance costs		8,000
Adjustments to additional paid in capital, stock issued, issuance costs		$ 42,000
Amended and Restated MGHIF Financing Agreement [Member]
Common Stock and Note Purchase Agreement [Line Items]
Debt instrument, interest rate, stated percentage	10.00%
Debt instrument, extended maturity date	Jul. 14, 2018
Warrant expiration period	5 years
Issuance of common stock warrants to purchase	13,120
Warrants first exercisable period after issuance date	6 months
Class of warrant or right, exercise price of warrants or rights	$ 19.50
Percentage of warrant exercise price on common stock closing price on date of issuance	110.00%
Estimated fair value of debt			1,000,000	$ 1,000,000
Amended and Restated MGHIF Financing Agreement [Member] | Black-Scholes Model [Member]
Common Stock and Note Purchase Agreement [Line Items]
Fair value adjustment of warrants			$ 100,000